As filed with the Securities and Exchange Commission on August 26, 2010

1933 Act Registration No. 002-84012

1940 Act Registration No. 811-03752

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 82	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 83	☒

THE MANAGERS FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue

Norwalk, Connecticut 06854

(Address of principal executive offices)

Registrant’s telephone number, including area code: (800) 835-3879

Gregory C. Davis

Rajib Chanda

Ropes & Gray LLP

One Metro Center

700 12th Street, NW, Suite 900

Washington, DC 20005-3948

(Name and address of agent for service)

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)

☒	on September 10, 2010 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	On (date) pursuant to (a)(2) of rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 82 is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “1933 Act”), solely to designate September 10, 2010 as the new effective date for the Registration Statement of Managers Cadence Capital Appreciation Fund, Managers Cadence Focused Growth Fund, Managers Cadence Mid-Cap Fund and Managers Cadence Emerging Companies Fund, each a series of The Managers Funds (the “Trust”), filed in Post-Effective Amendment No. 80 on May 28, 2010 pursuant to Rule 485(a) under the 1933 Act. Post-Effective Amendment No. 80 was originally scheduled to become effective 75 days after May 28, 2010 and was delayed by the filing of Post-Effective Amendment No. 81, filed pursuant to Rule 485(b)(1)(iii) under the 1933 Act on August 9, 2010 solely to designate August 27, 2010 as a new effective date for Post-Effective Amendment No. 80. This Post-Effective Amendment No. 82 is intended to supersede and amend Post-Effective Amendment No. 81. This Post-Effective Amendment No. 82, however, is not intended to supersede or amend any disclosure contained in Post-Effective Amendment No. 80.

THE MANAGERS FUNDS

MANAGERS CADENCE CAPITAL APPRECIATION FUND

MANAGERS CADENCE FOCUSED GROWTH FUND

MANAGERS CADENCE MID-CAP FUND

MANAGERS CADENCE EMERGING COMPANIES FUND

Part A. INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of Post-Effective Amendment No. 80 to the Registration Statement on Form N-1A of The Managers Funds (the “Trust”) under the Securities Act of 1933, as amended, and Amendment No. 81 to the Trust’s Registration Statement on Form N-1A under the Investment Company Act of 1940, as amended, filed with the Securities and Exchange Commission (the “SEC”) on May 28, 2010 (“Amendment No. 80/81”).

Part B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of Amendment No. 80/81 to the Trust’s Registration Statement on Form N-1A filed with the SEC on May 28, 2010.

Part C. OTHER INFORMATION

Part C is incorporated by reference to Part C of Amendment No. 80/81 to the Trust’s Registration Statement on Form N-1A filed with the SEC on May 28, 2010.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, each as amended, The Managers Funds certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Norwalk, and State of Connecticut, on the 26th day of August, 2010.

THE MANAGERS FUNDS

By:	/S/ DONALD S. RUMERY
Donald S. Rumery
Treasurer and Chief Financial Officer

Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date

/S/ JACK W. ABER* Jack W. Aber	Trustee	August 26, 2010

/S/ WILLIAM E. CHAPMAN, II* William E. Chapman, II	Trustee	August 26, 2010

/S/ NATHANIEL DALTON* Nathaniel Dalton	Trustee	August 26, 2010

/S/ EDWARD J. KAIER* Edward J. Kaier	Trustee	August 26, 2010

/S/ STEVEN J. PAGGIOLI* Steven J. Paggioli	Trustee	August 26, 2010

/S/ ERIC RAKOWSKI* Eric Rakowski	Trustee	August 26, 2010

/S/ THOMAS R. SCHNEEWEIS* Thomas R. Schneeweis	Trustee	August 26, 2010

/S/ JOHN STREUR* John Streur	Trustee and President (Principal Executive Officer)	August 26, 2010

/S/ DONALD S. RUMERY Donald S. Rumery	Treasurer and Chief Financial Officer (Principal Accounting Officer) (Principal Financial Officer)	August 26, 2010

*By:	/S/ DONALD S. RUMERY
Donald S. Rumery

Pursuant to Powers of Attorney incorporated herein by reference
Date: August 26, 2010